Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 14,003,548	$ 12,630,666
Accumulated depreciation	2,058,663	1,588,220
Net book value	11,944,885	11,042,446
Land
Property, Plant and Equipment [Line Items]
Cost	113,153	114,821
Accumulated depreciation	0	0
Net book value	113,153	114,821
Equipment
Property, Plant and Equipment [Line Items]
Cost	111,707	101,971
Accumulated depreciation	50,904	56,464
Net book value	60,803	45,507
Generation
Property, Plant and Equipment [Line Items]
Cost	4,119,514	4,187,197
Accumulated depreciation	1,016,784	751,219
Net book value	3,102,730	3,435,978
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	196,287	148,302
Accumulated depreciation	0	0
Net book value	196,287	148,302
Utility plant
Property, Plant and Equipment [Line Items]
Cost	8,640,224	7,468,236
Accumulated depreciation	990,975	780,537
Net book value	7,649,249	6,687,699
Distribution and transmission | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	822,663	610,139
Accumulated depreciation	0	0
Net book value	$ 822,663	$ 610,139